BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Key Management Personnel [Member]
IfrsStatementLineItems [Line Items]
Vendors
Other accounts payable	335	$ 14
Other Interested And Related Parties [Member]
IfrsStatementLineItems [Line Items]
Vendors	45
Other accounts payable	$ 57	$ 66